Provisions - Schedule of Provision Balance Changes (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Provisions [Line Items]
Opening Balances	$ 214,903	$ 117,889
Provisions applied	(140,837)	(44,260)
Provisions recorded		128,274
Provisions established	(144,467)
Provisions released	(50,835)	(55,262)
Other movements	10,129	8,571
Ending Balance	177,827	214,903
Restated [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	59,691
Ending Balance		59,691
Provisions for personnel salaries and expenses [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	99,945	90,559
Provisions applied	(71,020)	(27,026)
Provisions recorded		53,156
Provisions established	(82,456)
Provisions released	(17,514)	(25,561)
Other movements	9,010	8,817
Ending Balance	102,877	99,945
Provisions for mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	51,614	17,234
Provisions applied	(51,614)	(17,234)
Provisions recorded		51,614
Provisions established	(38,120)
Ending Balance	38,120	51,614
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	45,848
Provisions applied	(23,804)
Provisions recorded		14,511
Provisions established	(18,483)
Provisions released	(6,954)	(28,354)
Other movements	698
Ending Balance	34,271	45,848
Provisions for contingent loans risk [member] | Restated [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	59,691
Ending Balance		59,691
Provisions for contingencies [member]
Disclosure of Other Provisions [Line Items]
Opening Balances	17,496	10,096
Provisions applied	5,601
Provisions recorded		8,993
Provisions established	(5,408)
Provisions released	(26,367)	(1,347)
Other movements	421	(246)
Ending Balance	$ 2,559	$ 17,496